SUBSEQUENT EVENTS - Additional Information (Detail) - Subsequent Event [Member]	1 Months Ended
Oct. 31, 2020 USD ($)
Non-Business Combination Related Expenses	$ 67,942
Investor [Member]
Loaned amount	11,055
AZ Property Partners [Member]
Loaned amount	$ 11,055